Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing information about the relationship between executive compensation actually paid to Mr. Glass, who is the principal executive officer, and the other named executive officers, as calculated in accordance with 402(v) of Regulation
S-K
(or “Compensation Actually Paid”), and certain financial performance measures. For additional information on our compensation philosophy, executive compensation program, and how we design our executive compensation program to align pay with performance, please refer to the section titled “Executive Compensation — Compensation Discussion and Analysis”.

Pay Versus Performance Table
	Summary Compensation Table Total for Principal Executive Officer ($) (1)	Compensation Actually Paid for Principal Executive Officer ($) (2)	Average Summary Compensation Table Total for Other Named Executive Officers ($) (3)	Average Compensation Actually Paid for Other Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based On:
Year					Olo Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)	Net (Loss) Income ($M)	Revenue ($M) (6)

2022	4,373,426	(7,365,851)	3,467,556	(1,411,122)	18	93	(46)	185

2021	12,419,093	51,704,101	2,711,426	6,888,057	60	130	(42)	149

(1)	Mr. Glass served as our principal executive officer for the entirety of the years-ended December 31, 2021 and 2022.

(2)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Glass during the applicable year, but are instead computed in accordance with Item 402(v) of Regulation S-K. Compensation Actually Paid to Mr. Glass reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Principal Executive Officer—Noah Glass
				Fiscal Year-Ended December 31,
				2021	2022

	Summary Compensation Table—Total Compensation	(a	)	$12,419,093	$4,373,426

—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b	)	$9,339,129	$3,850,737

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c	)	$9,861,224	$1,187,314

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d	)	$2,119,183	$(7,089,306)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e	)	$4,698,981	$651,271

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f	)	$31,944,749	$(2,637,820)

—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g	)	—	—

=	Compensation Actually Paid			$51,704,101	$(7,365,851)

a.	Represents total compensation as reported in the Summary Compensation Table for Mr. Glass.

b.	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Glass, computed in accordance with FASB ASC 718.

c.
Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Glass’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

d.
Represents the aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by Mr. Glass as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

e.	Represents the aggregate fair value at vesting of the option awards that were granted to Mr. Glass and vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

f.
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by Mr. Glass that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

g.
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Glass’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC 718 (of which there happened to be none for 2021 or 2022).

(3)
Our other named executive officers for the applicable years were as follows: Messrs. Benevides, Panama, and Hahnfeld and Ms. Das for the year-ended December 31, 2022; and Messrs. Benevides and Hahnfeld for the year-ended December 31, 2021

(4)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year but are instead computed in accordance with Item 402(v) of Regulation S-K. The average Compensation Actually Paid to our named executive officers, other than Mr. Glass, reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Named Executive Officer Average
			Fiscal Year-Ended December 31,
			2021	2022

	Summary Compensation Table — Total Compensation	(a)	$2,711,426	$3,467,556

—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,002,655	$2,848,203

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$2,101,133	$1,217,398

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,457,826	$(1,901,553)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$1,001,177	$181,543

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,619,151	$(915,109)

—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	$611,753

=	Compensation Actually Paid		$6,888,057	$(1,411,122)

a.	Represents the average total compensation as reported in the Summary Compensation Table for the reported named executive officers in Note (3).

b.	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the named executive officers, computed in accordance with FASB ASC 718.

c.
Represents the average aggregate fair value as of the indicated fiscal year-end
of the named executive officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

d.
Represents the average aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by the named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

e.
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the named executive officers and vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

f.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

g.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the named executive officers’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC 718.

(5)
Our total shareholder return (“TSR”) and our peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 in our Class A common stock as of March 17, 2021, the date of our initial public offering, valued again on each fiscal year-ended December 31, 2021 and 2022 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Our peer group TSR is the S&P 500 Information Technology Index, as disclosed in our Annual Report on Form 10-K for the fiscal year-ended December 31, 2022.

(6)
Revenue is a key driver of our performance and stockholder value creation and represents 75% of the corporate performance component of our Bonus Plan. For more details on the components of our Bonus Plan, please refer to the section titled “Executive Compensation
–
Compensation Elements”.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Our other named executive officers for the applicable years were as follows: Messrs. Benevides, Panama, and Hahnfeld and Ms. Das for the year-ended December 31, 2022; and Messrs. Benevides and Hahnfeld for the year-ended December 31, 2021
Peer Group Issuers, Footnote [Text Block]	Our total shareholder return (“TSR”) and our peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 in our Class A common stock as of March 17, 2021, the date of our initial public offering, valued again on each fiscal year-ended December 31, 2021 and 2022 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Our peer group TSR is the S&P 500 Information Technology Index, as disclosed in our Annual Report on Form 10-K for the fiscal year-ended December 31, 2022.
PEO Total Compensation Amount	$ 4,373,426	$ 12,419,093
PEO Actually Paid Compensation Amount	$ (7,365,851)	51,704,101
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Glass during the applicable year, but are instead computed in accordance with Item 402(v) of Regulation S-K. Compensation Actually Paid to Mr. Glass reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Principal Executive Officer—Noah Glass
				Fiscal Year-Ended December 31,
				2021	2022

	Summary Compensation Table—Total Compensation	(a	)	$12,419,093	$4,373,426

—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b	)	$9,339,129	$3,850,737

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c	)	$9,861,224	$1,187,314

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d	)	$2,119,183	$(7,089,306)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e	)	$4,698,981	$651,271

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f	)	$31,944,749	$(2,637,820)

—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g	)	—	—

=	Compensation Actually Paid			$51,704,101	$(7,365,851)

a.	Represents total compensation as reported in the Summary Compensation Table for Mr. Glass.

b.	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Glass, computed in accordance with FASB ASC 718.

c.
Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Glass’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

d.
Represents the aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by Mr. Glass as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

e.	Represents the aggregate fair value at vesting of the option awards that were granted to Mr. Glass and vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

f.
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by Mr. Glass that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

g.
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Glass’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC 718 (of which there happened to be none for 2021 or 2022).

Non-PEO NEO Average Total Compensation Amount	$ 3,467,556	2,711,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,411,122)	6,888,057
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year but are instead computed in accordance with Item 402(v) of Regulation S-K. The average Compensation Actually Paid to our named executive officers, other than Mr. Glass, reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Named Executive Officer Average
			Fiscal Year-Ended December 31,
			2021	2022

	Summary Compensation Table — Total Compensation	(a)	$2,711,426	$3,467,556

—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,002,655	$2,848,203

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$2,101,133	$1,217,398

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,457,826	$(1,901,553)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$1,001,177	$181,543

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,619,151	$(915,109)

—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	$611,753

=	Compensation Actually Paid		$6,888,057	$(1,411,122)

a.	Represents the average total compensation as reported in the Summary Compensation Table for the reported named executive officers in Note (3).

b.	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the named executive officers, computed in accordance with FASB ASC 718.

c.
Represents the average aggregate fair value as of the indicated fiscal year-end
of the named executive officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

d.
Represents the average aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by the named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

e.
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the named executive officers and vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

f.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC 718.

g.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the named executive officers’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart above compares Compensation Actually Paid, as computed in accordance with Item 402(v) of Regulation S-K, to our cumulative TSR since our initial public offering on March 17, 2021. As a result of the emphasis on long-term equity incentives in our executive compensation program, Compensation Actually Paid to our named executive officers is heavily linked to our TSR. Over the last two years, Compensation Actually Paid for Mr. Glass and our other named executive officers have decreased, aligned with our cumulative TSR due to the decline in our stock performance.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid to our named executive officers is not directly impacted by net (loss) income or revenue. Our net loss for the fiscal year-ended December 31, 2021 was $42 million and decreased to $46 million for the fiscal year-ended December 31, 2022. Revenue for the fiscal year-ended December 31, 2021 was $149 million and increased to $185 million for the fiscal year-ended December 31, 2022. However, as illustrated above, the Compensation Actually Paid to Mr. Glass and the average for our other named executive officers decreased significantly over that same period, due to the heavy emphasis on long-term equity incentives in our executive compensation program and the related decline in our stock performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid to our named executive officers is not directly impacted by net (loss) income or revenue. Our net loss for the fiscal year-ended December 31, 2021 was $42 million and decreased to $46 million for the fiscal year-ended December 31, 2022. Revenue for the fiscal year-ended December 31, 2021 was $149 million and increased to $185 million for the fiscal year-ended December 31, 2022. However, as illustrated above, the Compensation Actually Paid to Mr. Glass and the average for our other named executive officers decreased significantly over that same period, due to the heavy emphasis on long-term equity incentives in our executive compensation program and the related decline in our stock performance.
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used to link Compensation Actually Paid to the named executive officers for fiscal year-ended 2022 to our performance. These two financial measures were also used as metrics in our Bonus Plan, as described in further detail in “Executive Compensation — Corporate Performance Measures
”
.

•	Revenue

•	Non-GAAP Operating Income

Total Shareholder Return Amount	$ 18	60
Peer Group Total Shareholder Return Amount	93	130
Net Income (Loss)	$ (46,000,000)	$ (42,000,000)
Company Selected Measure Amount	185,000,000	149,000,000
PEO Name	Mr. Glass
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 651,271	$ 4,698,981
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,850,737	9,339,129
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,187,314	9,861,224
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,089,306)	2,119,183
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted for Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,637,820)	31,944,749
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,848,203	2,002,655
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,217,398	2,101,133
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,901,553)	1,457,826
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,543	1,001,177
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted for Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(915,109)	1,619,151
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 611,753	$ 0